Concentration of Risk	12 Months Ended
Dec. 31, 2024
Concentration of Risk [Abstract]
Concentration of risk

Note 16 — Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and short-term investments. In Mainland China, the insurance coverage for cash deposits of each bank is RMB 500,000. As of December 31, 2024, cash balance of RMB 196,042,168 (USD 27,272,017) was deposited with financial institutions located in Mainland China, of which RMB 180,738,834 (USD 25,143,124) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2024, cash balance of HKD 138,442,698, approximately RMB 149,499,696 (USD 20,797,354) was maintained at financial institutions in Hong Kong, of which HKD 133,693,250 approximately RMB 144,370,923 (USD 20,083,874) was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to SGD 75,000 (approximately USD 57,000) per account. As of December 31, 2024, cash balance of SGD 3,623,767,217 approximately RMB 680,980,046 (USD 94,733,188) was maintained at DI Scheme banks in Singapore, of which SGD 3,606,776,833 approximately RMB 677,787,205 (USD 94,289,022) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of December 31, 2024, cash balance of USD 6,119,735 (RMB 43,991,101) was deposited with a financial institution located in US, none of cash was subject to credit risk. The Company’s short-term investments are mainly securities traded in US and Hong Kong markets held in a brokerage account in Hong Kong, Mainland China and Singapore. As of December 31, 2024, short-term investments subject to credit risk included RMB 7,188,400 (USD 1,000,000) deposited with a Hong Kong-based securities company, RMB 143,768 (USD 20,000) with a Mainland China-based securities company, and RMB 2,682,116 (USD 373,117) with a Singapore-based securities company. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Customer concentration risk

For the year ended December 2022, one customer accounted for 15.9% of the Company’s total revenues. For the year ended December 2023, one customer accounted for 9.2% of the Company’s total revenues. For the year ended December 31, 2024, one customer accounted for 12.0% of the Company’s total revenues.

As of December 31, 2023, three customers accounted for 27.3%, 14.5%, and 10.9% of the Company’s accounts receivable, respectively. As of December 31, 2024, one customer accounted for 10.7% of the Company’s accounts receivable.

Vendor concentration risk

For the year ended December 31, 2022, one vendor accounted for 10.9% of the Company’s total purchases. For the year ended December 31, 2023, one vendor accounted for 11.2% of the Company’s total purchases. For the year ended December 31, 2024, one vendor accounted for 13.7% of the Company’s total purchases.

As of December 31, 2023, four vendors accounted for 26.5%, 25.1%13.3% and 11.7% of the Company’s accounts payable, respectively. As of December 31, 2024, four vendors accounted for 27.7%, 20.7%, 14.4% and 12.7% of the Company’s accounts payable, respectively.